Goodwill and Other Intangibles (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]
The following table shows the activity in goodwill and other intangible assets for the year ended December 31, 2018.

(in thousands)	Goodwill	Other Intangible Assets	Total
December 31, 2017	$72,334	$—	$72,334
Acquired goodwill and other intangible assets	40,405	7,549	47,954
Amortization	—	578	578
December 31, 2018	$112,739	$6,971	$119,710

Intangible Assets Disclosure [Text Block]
The following table shows the balance of acquired intangible assets as of December 31, 2018. Park had no acquired intangible assets as of December 31, 2017.

	2018
(in thousands)	Gross Carrying Amount	Accumulated Amortization
Other intangible assets:
Core deposit intangibles	$6,249	$578
Trade name intangible	1,300	—
Total	$7,549	$578

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	The following is a schedule of estimated amortization expense for each of the next five years:

(in thousands)	Total
2019	$1,234
2020	1,149
2021	869
2022	629
2023	521